Pensions and Other Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Defined Benefit Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	$ 9.0	$ 8.7	$ 8.8
Interest cost	23.2	21.8	23.9
Expected return on plan assets	(25.6)	(25.4)	(25.3)
Amortization of prior service cost (credit)	1.0	1.2	1.0
Amortization of net actuarial loss (gain)	10.0	13.2	13.1
Settlement loss	3.5	0.0	6.7
Net periodic benefit cost	21.1	19.5	28.2
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	2.3	2.3	2.5
Interest cost	2.4	2.3	3.0
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service cost (credit)	(1.1)	(1.1)	(0.4)
Amortization of net actuarial loss (gain)	(0.1)	0.0	0.0
Settlement loss	0.0	0.0	0.0
Net periodic benefit cost	$ 3.5	$ 3.5	$ 5.1